Financial instruments - Functional Currency (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Cash and cash equivalents	$ 27,143	$ 93,282	$ 178,513	$ 188,958
Short-term investments	696	723
Accounts receivable	38,324	46,849
Accounts payable	57,454	$ 55,502
United States of America, Dollars
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Cash and cash equivalents	15,289
Short-term investments	0
Accounts receivable	6,710
Accounts payable	$ 4,604